Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Discontinued Operations - Net of Tax (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Business Combinations, Discontinued Operations And Disposal Groups, Collaborative Arrangements And Equity Method Investments [Abstract]
Revenues	$ 0	[1]	$ 2,201	[1]	$ 6,587	[1]
Pre-tax income from discontinued operations(a), (b)	(9)	[1],[2]	408	[1],[2]	1,253	[1],[2]
Provision for taxes on income(b), (c)	(3)	[1],[2],[3]	100	[1],[2],[3]	459	[1],[2],[3]
Income from discontinued operations––net of tax	(6)	[1],[4]	308	[1],[4]	794	[1],[4]
Pre-tax gain on disposal of discontinued operations(b)	51	[1],[2]	10,446	[1],[2]	7,123	[1],[2]
Provision for taxes on income(b), (d)	(4)	[1],[2],[5]	92	[1],[2],[5]	2,340	[1],[2],[5]
Gain on disposal of discontinued operations––net of tax(b)	55	[1],[2],[4]	10,354	[1],[2],[4]	4,783	[1],[2],[4]
Discontinued operations––net of tax	$ 48	[1],[4]	$ 10,662	[1],[4]	$ 5,577	[1],[4]

[1]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.
[2]	Includes post-close adjustments for the periods subsequent to disposal.
[3]	Includes a deferred tax benefit of $3 million for 2014, $23 million for 2013 and $23 million for 2012, which is net of a deferred tax expense of $42 million in 2012 related to investments in certain foreign subsidiaries resulting from our intention not to hold these subsidiaries indefinitely.
[4]	Amounts may not add due to rounding.
[5]	For 2013, primarily reflects income tax expense of $122 million resulting from certain legal entity reorganizations. For 2012, includes a deferred tax expense of $1.4 billion, which includes a deferred tax expense of $2.2 billion on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas. For 2012, also includes a deferred tax benefit reflecting the reversal of net deferred tax liabilities associated with the divested Nutrition assets.